Changes in accounting policies (Tables)	3 Months Ended
Jan. 31, 2021
Text block [abstract]
Disclosure of Detailed Information about Derivatives and Non Derivative Financial Assets and Liabilities
	Notional/gross outstanding amounts (1)(2)(3)
$ billions, as at November 1, 2020	USD LIBOR	GBP LIBOR	Others (4)
	Maturing after December 31, 2021 and before June 30, 2023	Maturing after June 30, 2023	Maturing after December 31, 2021
Non-derivative financial assets
Securities	$4.0	$1.9	$–	$–
Loans	18.6	21.2	2.4	–
	22.6	23.1	2.4	–
Non-derivative financial liabilities
Secured borrowing deposits and subordinated indebtedness	–	0.1	1.1	–
Other deposits	0.8	1.0	–	–
	0.8	1.1	1.1	–
Derivatives	276.4	463.3	70.4	33.3
(1)
Excludes financial instruments which reference rates in multi-rate jurisdictions, including Canadian Dollar Offered Rate (CDOR), Euro Interbank Offered Rate (EURIBOR) and Australian Bank Bill Swap Rate. While financial instruments referencing 6-month and 12-month CDOR will be discontinued on May 17, 2021, we do not hold material positions referencing these tenors as of November 1, 2020. Other tenors of CDOR are expected to continue.

(2)
The table excludes undrawn loan commitments. As at November 1, 2020, total outstanding undrawn loan commitments that are potentially subject to the transition with a maturity date beyond December 31, 2021 are
estimated to
be
$53.1 billion, including $52.1

billion which can be drawn in USD LIBOR and
$1.0

billion which can be drawn in GBP LIBOR.

(3)	For cross currency swaps for which both legs reference benchmark rates that are subject to transition, the relevant notional amount for each leg has been included in the table above.
(4)	Includes exposures indexed to JPY LIBOR, CHF LIBOR and EUR LIBOR.